Investments (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale of debt securities			$ 2,002	$ 338	$ 651
Debt securities and cash, carrying value	$ 321		28,240	32,342
Securities with a fair value	6,606		2,119	2,120
Net realized capital (losses)	15	$ 49	$ 100	$ 23	$ 154
Unrealized loss on commercial mortgage backed security	16
Unrealized loss on non-mortgage asset-backed security	$ 8